Related Party Transactions (Details 1) - USD ($)	Sep. 30, 2020	Mar. 31, 2020
Due to related parties	$ 463,268	$ 768,341
Jiangsu Health Pharmaceutical Investment Co., Ltd.[Member]
Due to related parties	462,168	768,341
Feng Zhou [Member]
Due to related parties	$ 1,100